Risk management - Structural Foreign Currency Risk (Details) - Currency risk - Foreign exchange risk $ in Millions	Dec. 31, 2018 MXN ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit amount for maintaining the structural exchange-rate risk completely hedged	$ 15
Limit for maintaining the structural exchange-rate risk completely hedged as a percent of total assets	0.02